UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05809

        Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Performance Plus Municipal Fund, Inc. (NPP)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.5% (1.0% of Total Investments)

$3,615	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994A, 6.750%,	8/05 at 100.00	AAA	$ 3,705,267
	8/15/17 (Pre-refunded to 8/15/05) - AMBAC Insured

	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
3,640	5.625%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	3,899,496
1,435	5.625%, 2/01/22 - FGIC Insured	2/07 at 101.00	AAA	1,527,385
3,820	5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 100.00	AAA	4,037,396
1,505	5.375%, 2/01/27 - FGIC Insured	2/07 at 100.00	AAA	1,571,792

	Arizona - 1.3% (0.9% of Total Investments)

1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,104,000

	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
5,365	5.750%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	6,055,422
5,055	5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	5,709,724

	Arkansas - 0.5% (0.4% of Total Investments)

5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 -	5/13 at 100.00	A	5,206,492
	ACA Insured

	California - 12.8% (8.7% of Total Investments)

3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,550,380
	2004A, 0.000%, 10/01/25 - AMBAC Insured

11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement	No Opt. Call	AAA	5,386,260
	Project, Series 1997C, 0.000%, 9/01/20 - FSA Insured

2,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	2,016,460
	System/West, Series 2003A, 5.000%, 3/01/33

6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	7,781,717

4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A	4,588,785

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15	5/12 at 101.00	A2	4,657,920
2,750	5.375%, 5/01/22	5/12 at 101.00	A2	3,000,965

6,925	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Subordinated	6/06 at 100.00	AAA	6,980,192
	Water System Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	10,177,600
	Series 2003A-1, 6.750%, 6/01/39

1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%,	6/05 at 101.00	AAA	1,058,990
	12/01/23 - AMBAC Insured

13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	17,629,587
	Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 - MBIA Insured

17,470	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	19,257,181
	Series 1991A, 7.150%, 2/01/10

2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue	No Opt. Call	AAA	3,207,989
	Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

10,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project,	8/05 at 102.00	AAA	10,369,500
	Series 1995, 5.500%, 8/01/15 (Pre-refunded to 8/01/05) - MBIA Insured

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/09 at 101.00	AAA	2,073,320
	Second Series 1999, Issue 23B, 5.125%, 5/01/30 - FGIC Insured

2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	2,096,720
	Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 - FGIC Insured

15,745	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	19,788,316
	Bonds, Series 1997A, 7.200%, 2/01/16 - MBIA Insured

	Colorado - 4.6% (3.1% of Total Investments)

3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/14 at 100.00	AAA	3,198,060
	Charter School, Series 2004, 5.250%, 8/15/34 - XLCA Insured

3,760	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives, Series	9/11 at 100.00	AA	3,985,976
	2001, 5.250%, 9/01/21

7,575	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1997E, 5.250%, 11/15/23 -	11/07 at 101.00	AAA	8,106,538
	MBIA Insured

20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	20,772,800
	Series 2003A, 5.000%, 12/01/33 - XLCA Insured

10,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 -	No Opt. Call	AAA	4,875,465
	MBIA Insured

10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 -	No Opt. Call	AAA	2,493,000
	MBIA Insured

755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	819,575
	12/15/22 - FSA Insured

	District of Columbia - 2.0% (1.4% of Total Investments)

5,590	District of Columbia, General Obligation Bonds, Series 1999B, 5.500%, 6/01/13 - FSA Insured	6/09 at 101.00	AAA	6,159,118

6,720	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	6,736,733
	2001, 6.250%, 5/15/24

6,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	6,517,920
	Bonds, Series 1998, 5.250%, 10/01/10 - AMBAC Insured

	Florida - 4.3% (2.9% of Total Investments)

1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment	5/12 at 102.00	AA	1,849,090
	Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice Homes
	Apartments, Series 2001A:
1,545	5.700%, 1/01/32 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,584,830
1,805	5.800%, 1/01/36 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,858,500

3,195	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	3,375,006
	1/01/22 (Alternative Minimum Tax) - FSA Insured

10,050	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Refunding	6/10 at 101.00	AA+	11,319,516
	Bonds, Series 1999D, 5.750%, 6/01/22

7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	7,605,780
	2003A, 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured

10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/05 at 102.00	BB+	11,004,775
	Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Country	6/11 at 100.00	AAA	2,696,650
	Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 (Alternative Minimum Tax) - FSA Insured

	Georgia - 3.2% (2.1% of Total Investments)

4,920	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	5,565,996
	(Pre-refunded to 1/01/10) - FGIC Insured

5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC	No Opt. Call	AAA	5,921,700
	Insured

2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	2,186,940
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

15,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	11/09 at 101.00	AA	16,481,250
	1999A, 5.500%, 11/01/25

	Idaho - 0.2% (0.1% of Total Investments)

735	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	778,056
	7/01/25 (Alternative Minimum Tax)

990	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%, 7/01/14	1/10 at 100.00	A1	1,047,311
	(Alternative Minimum Tax)

	Illinois - 19.7% (13.3% of Total Investments)

3,000	Chicago, Illinois, General Obligation Bonds, Library Projects, Series 1997, 5.750%, 1/01/17 - FGIC	1/08 at 102.00	AAA	3,298,350
	Insured

	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,
	Series 1999:
32,170	0.000%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	15,501,436
32,670	0.000%, 1/01/22 - FGIC Insured	No Opt. Call	AAA	14,888,372

10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	5,123,200
	Revenues, Series 1998B-1, 0.000%, 12/01/19 - FGIC Insured

10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	4,852,100
	Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC Insured

9,145	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 - MBIA Insured	1/07 at 101.00	AAA	9,641,574

	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	4,373,760
15,285	0.000%, 11/01/19	No Opt. Call	AAA	7,928,635

3,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Commonwealth	3/05 at 102.00	AAA	3,582,180
	Edison Company, Series 1994D, 6.750%, 3/01/15 - AMBAC Insured

3,085	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/09 at 101.00	A-	3,200,842
	Series 1999, 5.250%, 8/15/15

4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX, Inc., Series 2000,	8/10 at 102.00	Aaa	5,018,810
	6.250%, 8/20/35

3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%,	7/13 at 100.00	A-	3,239,190
	7/01/33

4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health	8/13 at 100.00	AAA	4,103,800
	System, Series 2003, 5.150%, 2/15/37

4,415	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital, Series	7/05 at 100.00	BB+	4,416,369
	1991, 7.375%, 1/01/23

5,000	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,658,000
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured

3,700	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A,	11/09 at 100.00	A3	3,774,814
	7.000%, 11/01/29 (Alternative Minimum Tax)

6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A, 5.625%,	2/11 at 100.00	AAA	6,750,240
	2/01/21 - FGIC Insured

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 - MBIA Insured	No Opt. Call	AAA	5,111,626
16,570	0.000%, 12/15/20 - MBIA Insured	No Opt. Call	AAA	8,100,742
23,550	0.000%, 12/15/22 - MBIA Insured	No Opt. Call	AAA	10,301,947
13,000	0.000%, 12/15/24 - MBIA Insured	No Opt. Call	AAA	5,084,690

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1998A:
5,180	5.500%, 12/15/23 - FGIC Insured	No Opt. Call	AAA	6,167,930
5,100	5.500%, 12/15/23 - FGIC Insured	No Opt. Call	AAA	6,027,894

10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality	No Opt. Call	AAA	14,367,276
	Facility, Series 1996A, 7.000%, 7/01/26

17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	21,702,045
	General Obligation Bonds, Series 1999, 5.750%, 6/01/23 - FSA Insured

6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A, 6.450%,	10/09 at 102.00	AAA	6,660,938
	10/01/29

	Indiana - 5.5% (3.7% of Total Investments)

2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 2001,	7/11 at 100.00	AAA	2,725,772
	5.250%, 7/15/18 - AMBAC Insured

14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	15,304,100
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured

	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group,
	Series 1997:
15,380	5.250%, 7/01/17 - MBIA Insured	7/07 at 101.00	AAA	16,484,899
2,250	5.250%, 7/01/22 - MBIA Insured	7/07 at 101.00	AAA	2,403,405
4,320	5.250%, 7/01/22 - MBIA Insured	7/07 at 101.00	AAA	4,614,538

	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
1,285	5.375%, 12/01/25 (Pre-refunded to 12/01/10)	12/10 at 100.00	Aa2***	1,445,831
6,715	5.375%, 12/01/25	12/10 at 100.00	Aa2	7,318,343

1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AAA	1,912,374
	5.000%, 7/15/25 - MBIA Insured

	Iowa - 0.5% (0.3% of Total Investments)

5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	BBB	4,463,950
	5.600%, 6/01/35

	Kansas - 1.3% (0.9% of Total Investments)

3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AA+	4,077,661

5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,569,633
	2000, 3.500%, 9/01/17

3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,171,168
	4.000%, 9/01/21 - FSA Insured

	Kentucky - 0.4% (0.3% of Total Investments)

3,700	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	5/07 at 101.00	AAA	4,022,529
	Revenue Bonds, Series 1997A, 6.250%, 5/15/26 - MBIA Insured

	Louisiana - 6.8% (4.6% of Total Investments)

1,750	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	1,829,940
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 -	11/14 at 100.00	AAA	4,401,840
	MBIA Insured

4,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	4,948,158
	5.250%, 7/01/33 - MBIA Insured

35,700	Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds, Series 1996, 5.750%, 7/01/26	7/06 at 102.00	AAA	38,074,050
	(Pre-refunded to 7/01/06) - FGIC Insured

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series
	2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	9,597,200
6,250	5.875%, 5/15/39	5/11 at 101.00	BBB	5,840,687

	Maine - 0.6% (0.4% of Total Investments)

5,680	Portland, Maine, General Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 - FSA Insured	7/13 at 100.00	AAA	5,919,355

	Maryland - 2.6% (1.8% of Total Investments)

1,125	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%,	9/10 at 100.00	Aa2	1,140,548
	9/01/32 (Alternative Minimum Tax)

7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	8,222,109
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 (Alternative Minimum Tax) -
	AMBAC Insured

7,475	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	7/05 at 101.00	Aa2	7,608,055
	Revenue Bonds, Series 1994A, 6.250%, 7/01/28

7,090	Takoma Park, Maryland, Hospital Facilities, Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	8,297,427
	Adventist Hospital Project, Series 1995, 6.500%, 9/01/12 - FSA Insured

	Massachusetts - 3.7% (2.5% of Total Investments)

1,520	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series 2000G,	12/09 at 101.00	AAA	1,583,126
	5.700%, 12/01/11 (Alternative Minimum Tax) - MBIA Insured

35	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear	7/05 at 100.00	Aaa	35,962
	Project 6, Series 1987A, 8.750%, 7/01/18 (Pre-refunded to 7/01/05)

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 - FGIC Insured	1/13 at 100.00	AAA	1,405,224
3,745	5.250%, 1/01/22 (Pre-refunded to 1/01/13) - FGIC Insured	1/13 at 100.00	AAA	4,193,277

890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	Aa2	998,598
	(Pre-refunded to 11/01/12)

	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment,
	M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 - MBIA Insured	2/12 at 100.00	AAA	4,209,760
5,625	5.125%, 2/01/34 - MBIA Insured	2/12 at 100.00	AAA	5,888,756

1,420	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health System	7/08 at 101.00	Aaa	1,435,819
	Obligated Group, Series 1998A, 4.750%, 7/01/27 - MBIA Insured

5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	5,903,677
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

8,500	Route 3 North Transportation Improvements Association, Massachusetts, Lease Revenue Bonds, Series	6/10 at 100.00	AAA	9,497,135
	2000, 5.375%, 6/15/33 (Pre-refunded to 6/15/10) - MBIA Insured

	Michigan - 6.5% (4.4% of Total Investments)

17,000	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds, Series	11/07 at 100.00	AAA	17,232,730
	1998, 4.750%, 11/01/24 - FSA Insured

3,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%, 7/01/21 -	7/07 at 101.00	AAA	3,160,950
	MBIA Insured

3,730	Grand Rapids Housing Corporation, Michigan, FHA-Insured Mortgage Loan Section 8 Assisted	7/05 at 103.00	AAA	3,845,406
	Multifamily Revenue Refunding Bonds, Elderly Project, Series 1992, 7.375%, 7/15/41

4,030	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	4,311,455
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

1,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	AA	1,605,120
	5.000%, 10/15/24

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,246,050
	5.000%, 10/15/29 - MBIA Insured

7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	7,755,919
	System, Series 2003A, 5.500%, 3/01/16

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	5,570,900
	Health Corporation, Series 1993P, 5.375%, 8/15/14 - MBIA Insured

3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	3,185,400
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series	12/08 at 101.00	AAA	10,711,400
	1998A, 5.375%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Minnesota - 4.1% (2.8% of Total Investments)

7,475	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan	2/12 at 102.00	Aaa	7,487,857
	Multifamily Senior Housing Revenue Bonds, Wingate Project, Series 2002A, 5.625%, 8/20/43

150	Dakota County Housing and Redevelopment Authority, Minnesota, FNMA Collateralized Single Family	4/05 at 101.00	AAA	152,919
	Mortgage Revenue Bonds, Series 1994A, 6.900%, 10/01/27 (Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,259,080
	Bonds, Series 2001C, 5.250%, 1/01/26 - FGIC Insured

21,335	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic	11/15 at 103.00	AAA	27,160,522
	Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

1,175	St. Paul Housing and Redevelopment Authority, Minnesota, FNMA Mortgage-Backed Securities Middle	3/05 at 102.60	Aaa	1,207,207
	Income Program Phase II Single Family Mortgage Revenue Refunding Bonds, Series 1995, 6.800%,
	3/01/28

	Mississippi - 1.3% (0.9% of Total Investments)

9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy	4/05 at 101.00	BBB-	9,780,323
	Resources Inc. Project, Series 1998, 5.875%, 4/01/22

2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,569,396
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 1.6% (1.1% of Total Investments)

2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,092,180
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

6,350	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/17 -	9/12 at 100.00	AAA	7,011,797
	FGIC Insured

3,740	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	3,967,242
	2001A, 5.250%, 6/01/28 - AMBAC Insured

1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,010,312
	2003, 5.250%, 5/15/18

	Montana - 0.7% (0.5% of Total Investments)

1,050	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A, 6.150%, 6/01/30 (Alternative	6/07 at 101.50	AA+	1,084,650
	Minimum Tax)

1,095	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	1,120,032
	(Alternative Minimum Tax)

4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate	12/08 at 101.00	A2	4,952,612
	Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)

	Nebraska - 0.3% (0.1% of Total Investments)

2,115	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E, 5.850%,	9/10 at 100.00	AAA	2,164,745
	9/01/20 (Alternative Minimum Tax)

	Nevada - 3.0% (2.0% of Total Investments)

5,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	5,539,950
	2001, 5.300%, 6/01/19 - FGIC Insured

10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	12,275,144
	MBIA Insured

10,465	Nevada, General Obligation Bonds, Municipal Bond Bank Project 52, Series 1996A, 6.000%, 5/15/21	5/06 at 101.00	AAA	11,055,331
	(Pre-refunded to 5/15/06)

	New Hampshire - 1.2% (0.8% of Total Investments)

	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Revenue Remarketed Bonds,
	Countryside LP Project, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,989,475
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,376,423

	New Jersey - 7.1% (4.8% of Total Investments)

3,360	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	3,396,490
	6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA Insured

3,000	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail	5/09 at 100.00	AAA	3,294,330
	Transit System, Series 1999A, 5.250%, 5/01/17 (Pre-refunded to 5/01/09) - FSA Insured

8,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1996B, 5.250%,	6/07 at 102.00	A+***	9,476,250
	6/15/16 (Pre-refunded to 6/15/07)

9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	10,653,873
	6/15/23 (Pre-refunded to 6/15/13)

4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%,	No Opt. Call	AAA	5,247,135
	12/15/18 - FSA Insured

10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 - FSA Insured	7/13 at 100.00	AAA	10,825,000

14,560	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	14,158,144
	2002, 5.750%, 6/01/32

3,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	3,179,313
	2003, 6.750%, 6/01/39

	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded to 9/01/10) - FGIC Insured	9/10 at 100.00	Aaa	3,551,121
3,335	5.500%, 9/01/22 (Pre-refunded to 9/01/10) - FGIC Insured	9/10 at 100.00	Aaa	3,759,679

	New York - 16.3% (11.0% of Total Investments)

1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	A3	1,604,235
	American Ref-Fuel Company of Hempstead, Series 2001, 5.000%, 12/01/10 (Mandatory put 6/01/10)

12,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.500%,	11/12 at 100.00	AAA	14,129,000
	11/15/26 - FSA Insured

5	New York City, New York, General Obligation Bonds, Fiscal Series 1987D, 8.500%, 8/01/08	2/05 at 100.00	A	5,148

12,500	New York City, New York, General Obligation Bonds, Fiscal Series 1997A, 7.000%, 8/01/05	No Opt. Call	A	12,794,250

6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 - FSA	5/10 at 101.00	AAA	7,276,311
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1996F:
15,780	5.750%, 2/01/15 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	16,559,059
515	5.750%, 2/01/15	2/06 at 101.50	A	537,784

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AA+	11,076,200
	Fiscal Series 2000A, 5.750%, 6/15/30

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1996B:
7,270	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	7,678,865
13,380	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	14,130,618

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1997A:
3,495	5.500%, 6/15/24 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	3,679,816
1,380	5.500%, 6/15/24 - MBIA Insured	6/06 at 101.00	AAA	1,445,578

7,810	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AAA	8,865,053
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

2,250	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	2,525,062
	Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - MBIA Insured

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/05 at 100.00	AA-	4,100,200
	Facilities, Series 1990B, 6.000%, 5/15/17

1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series 1997,	8/07 at 101.00	AAA	1,603,305
	5.450%, 8/01/35 - AMBAC Insured

2,070	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/08 at 101.00	AAA	2,275,013
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 - AMBAC Insured

5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health,	2/14 at 100.00	AAA	5,807,395
	Series 2004, 5.050%, 2/15/25

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1996B:
1,930	5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured	2/06 at 102.00	AAA	2,030,302
70	5.375%, 2/15/26 - MBIA Insured	2/06 at 102.00	AAA	73,192

17,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	7/09 at 101.00	AAA	19,078,250
	City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

3,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	3,294,660
	City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series
	1999:
1,580	6.375%, 7/01/13 - RAAI Insured	7/09 at 101.00	AA	1,795,623
9,235	6.125%, 7/01/21 - RAAI Insured	7/09 at 101.00	AA	10,360,469

3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	3,319,320
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative Minimum Tax) -
	MBIA Insured

	North Carolina - 0.3% (0.2% of Total Investments)

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1998A, 5.000%,	1/08 at 102.00	AAA	2,131,840
	1/01/20 - MBIA Insured

	Ohio - 4.7% (3.2% of Total Investments)

7,500	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 - FSA Insured	1/10 at 101.00	AAA	7,737,825

3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	3,772,640

11,870	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	7/09 at 100.00	Aaa	12,028,821
	Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

6,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,830,736
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

13,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	14,399,983
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 0.3% (0.2% of Total Investments)

3,400	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	3,261,722
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 1.0% (0.7% of Total Investments)

9,150	Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland General Electric Company,	No Opt. Call	BBB	9,349,745
	Series 1985B, 4.800%, 6/01/10

	Pennsylvania - 3.6% (2.5% of Total Investments)

	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds,
	Series 1998:
3,125	0.000%, 5/15/22 - FSA Insured	No Opt. Call	AAA	1,402,063
3,125	0.000%, 5/15/23 - FSA Insured	No Opt. Call	AAA	1,329,031
3,135	0.000%, 5/15/24 - FSA Insured	No Opt. Call	AAA	1,260,458
3,155	0.000%, 5/15/26 - FSA Insured	No Opt. Call	AAA	1,132,740
4,145	0.000%, 11/15/26 - FSA Insured	No Opt. Call	AAA	1,452,823
2,800	0.000%, 5/15/28 - FSA Insured	No Opt. Call	AAA	896,588
3,000	0.000%, 11/15/28 - FSA Insured	No Opt. Call	AAA	937,440

4,355	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	4,730,445
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

11,000	Delaware County Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue,	11/08 at 102.00	AAA	11,463,540
	Series 1998A, 4.875%, 11/15/18 - AMBAC Insured

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds,
	Northampton Generating Project, Series 1994A:
2,100	6.400%, 1/01/09 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	2,123,667
4,500	6.500%, 1/01/13 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	4,548,780

700	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds,	7/05 at 101.00	N/R	700,784
	Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)

2,750	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds,	No Opt. Call	N/R	2,840,283
	Northampton Generating Project, Series 1994B, 6.750%, 1/01/07 (Alternative Minimum Tax)

	Puerto Rico - 0.0% (0.2% of Total Investments)

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,424,900
	7/01/21 - MBIA Insured

	Rhode Island - 0.5% (0.3% of Total Investments)

2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%, 7/15/23 -	7/12 at 100.00	AAA	2,145,380
	MBIA Insured

	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve Regina
	University, Series 2002:
1,260	5.250%, 3/15/17 - RAAI Insured	3/12 at 101.00	AA	1,362,967
1,080	5.250%, 3/15/18 - RAAI Insured	3/12 at 101.00	AA	1,164,769

	South Carolina - 3.9% (2.6% of Total Investments)

2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series	8/14 at 100.00	AAA	2,850,514
	2004A, 5.250%, 2/15/25 - MBIA Insured

22,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	6,081,716
	1/01/31 - AMBAC Insured

6,925	South Carolina, General Obligation Bonds, Series 1999A, 4.000%, 10/01/14	10/09 at 101.00	AAA	7,131,850

21,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	21,040,740
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 1.6% (1.1% of Total Investments)

2,260	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and	1/09 at 101.00	AAA	2,424,618
	Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 - MBIA Insured

1,700	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	1,894,973
	3/01/24 (Alternative Minimum Tax) - AMBAC Insured

6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	AAA	7,290,900
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%,
	12/01/19 - AMBAC Insured

3,940	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1, 6.375%, 7/01/25	7/10 at 101.00	AA	4,050,793
	(Alternative Minimum Tax)

	Texas - 5.6% (3.8% of Total Investments)

3,740	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999, 5.625%,	11/09 at 100.00	AAA	4,173,840
	11/15/17 - AMBAC Insured

3,975	Bell County Health Facilities Development Corporation, Texas, Revenue Bonds, Scott and White	2/10 at 101.00	AAA	4,507,809
	Memorial Hospital and Scott, Sherwood and Brindley Foundation, Series 2000A, 6.125%, 8/15/23 -
	MBIA Insured

5,690	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/05 at 100.00	CCC	5,526,640
	Bonds, American Airlines Inc., Series 2000B, 6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/05)

220	Ft. Worth Housing Finance Corporation, Texas, Home Mortgage Revenue Refunding Bonds, Series 1991A,	4/05 at 100.00	Aa2	220,623
	8.500%, 10/01/11

1,000	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 1998, 5.250%, 2/15/15 (Pre-refunded to	2/08 at 100.00	AA***	1,077,400
	2/15/08)

1,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds,	8/09 at 100.00	AAA	1,098,650
	Series 1999, 5.650%, 8/15/29

1,625	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health,	7/09 at 101.00	AAA	1,770,454
	Series 1999A, 5.375%, 7/01/24 - MBIA Insured

4,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	4,184,400
	2/15/27 - AMBAC Insured

3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AAA	2,013,440
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 - AMBAC Insured

1,690	Webb County, Laredo, Texas, Combination Tax and Sewer System, Revenue Certificates of Obligation,	2/08 at 100.00	AAA	1,714,167
	Series 1998A, 4.500%, 2/15/18 - MBIA Insured

	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	8/06 at 46.47	AAA	2,131,781
3,705	0.000%, 8/15/22	8/06 at 41.33	AAA	1,422,238

485	Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program Single Family	6/07 at 102.00	AAA	490,456
	Mortgage Revenue Refunding Bonds, Series 1997A, 6.125%, 12/01/17

3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 - FGIC Insured	3/12 at 100.00	AAA	3,624,037

6,835	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1998A, 4.500%,	2/09 at 100.00	Aa1	6,923,582
	2/01/21

6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,278,400
	Refunding Bonds, Series 2001, 5.125%, 2/01/26

4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999,	3/13 at 100.00	AAA	4,281,800
	5.000%, 3/01/22 - FSA Insured

1,740	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series	8/09 at 100.00	AAA	1,893,555
	1999C, 5.500%, 8/01/29 - MBIA Insured

	Utah - 4.5% (3.0% of Total Investments)

2,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Special Obligation Crossover, Sixth	7/06 at 102.00	AAA	2,137,580
	Series 1996B, 6.000%, 7/01/16 - MBIA Insured

10,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	10,892,400
	7/01/19 - MBIA Insured

	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,500	5.250%, 8/15/21 - MBIA Insured	8/07 at 101.00	AAA	13,328,500
3,900	5.250%, 8/15/26 - MBIA Insured	8/07 at 101.00	AAA	4,030,689

4,070	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA-	4,232,352
	(Alternative Minimum Tax)

30	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	AA	30,092
	(Alternative Minimum Tax)

2,330	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA-	2,427,464
	(Alternative Minimum Tax)

2,710	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	Aa1	2,844,009
	1/01/15 (Alternative Minimum Tax)

685	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	687,048
	1/01/27 (Alternative Minimum Tax)

1,035	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	1,066,516
	(Alternative Minimum Tax)

870	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aa2	916,902
	(Alternative Minimum Tax)

	Vermont - 0.4% (0.2% of Total Investments)

3,510	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1994-5, 7.000%, 11/01/27	5/05 at 102.00	A+	3,548,189
	(Alternative Minimum Tax)

	Virgin Islands - 0.8% (0.5% of Total Investments)

2,500	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB-	2,694,625
	7/01/22 (Alternative Minimum Tax)

4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.000%,	10/14 at 100.00	AA	4,901,019
	10/01/33 - RAAI Insured

	Washington - 4.3% (2.9% of Total Investments)

12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	4,296,565
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 - MBIA Insured

3,100	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series	9/14 at 100.00	AAA	3,242,817
	2004, 5.000%, 9/01/28 - FGIC Insured

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	5,628,300
	5.500%, 7/01/16

1,815	Grant County Public Utility District 2, Washington, Revenue Bonds, Master Lease Program, Wanapum	1/06 at 102.00	AAA	1,906,222
	Hydroelectric Development, Series 1997A, 5.625%, 1/01/26 (Pre-refunded to 1/01/06) - MBIA Insured

2,295	King County School District 414, Lake Washington, Washington, General Obligation Bonds, Series	12/10 at 100.00	Aa1***	2,582,242
	2000, 5.375%, 12/01/16 (Pre-refunded to 12/01/10)

12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	Aa1	12,701,880

5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	7/09 at 101.00	AA	5,525,300
	Center, Series 1999, 6.000%, 7/01/29 - RAAI Insured

4,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	4,943,112
	5.375%, 12/01/19 - MBIA Insured

	West Virginia - 0.5% (0.4% of Total Investments)

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,129,900
	2003L, 5.500%, 10/01/22

	Wisconsin - 2.1% (1.4% of Total Investments)

11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/10 at 101.00	AA	13,075,750
	1999, 6.250%, 2/15/29 - RAAI Insured

7,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Millennium Housing Foundation	7/08 at 103.00	N/R	6,872,820
	Inc., Series 1998, 6.100%, 1/01/28

$1,477,910	Total Long-Term Investments (cost $1,305,083,784) - 147.9%			1,414,441,316

	Short-Term Investments - 0.3% (0.2% of Total Investments)

2,100	Chester County Industrial Development Authority, Pennsylvania, Secured Revenue Bonds, Variable Rate		VMIG-1	2,100,000
	Demand Obligations, Archdiocese of Philadelphia, Series 2001, 1.860%, 7/01/31 †

985	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Bethesda Healthcare System,		VMIG-1	985,000
	Series 2001, 1.910%, 12/01/31 †

$3,085	Total Short-Term Investments (cost $3,085,000)			3,085,000

	Total Investments (cost $1,308,168,784) - 148.2%			1,417,526,316

	Other Assets Less Liabilities - 1.9%			18,089,140

	Preferred Shares, at Liquidation Value - (50.1)%			(479,000,000)

	Net Assets Applicable to Common Shares - 100%			$956,615,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a
	short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on
	market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At January 31, 2005, the cost of investments was $1,307,543,926.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$111,988,770
	Depreciation	(2,006,380)

	Net unrealized appreciation of investments	$109,982,390

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.